Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2021
Reverse Recapitalization (Details) [Line Items]
Cash at price (in Dollars per share)	$ 0.04
Investors shares (in Shares)		10,000,000
Gross proceeds		$ 100.0
Business combination description		each share of Old Jasper common stock and Old Jasper redeemable convertible preferred stock outstanding immediately prior to the closing was automatically cancelled, extinguished and converted into the number of shares of the Company’s common stock or, in certain circumstances, the Company’s non-voting common stock, based on Old Jasper’s equity value of $275.0 million divided by $10.00. The exchange ratio agreed between the parties was one-for-0.282378 share of the Company’s common stock for all Old Jasper stockholders, except for Amgen Inc. (“Amgen”).
Common stock represented percentage		8.00%
Common stock voting outstanding (in Shares)		36,520,288
Common stock subject to restricted stock awards (in Shares)		611,818
Common stock non-voting outstanding (in Shares)		1,296,022
Common stock subject to outstanding options (in Shares)		2,721,557
Net proceeds		$ 95.3
Cash held in trust account		5.5
Cash received		100.0
Payments of operating expense		1.2
Transaction costs		5.3
Net assets		0.6
Warrant liability		7.9
Fair value earnout liability		15.0
AMHC [Member]
Reverse Recapitalization (Details) [Line Items]
Transaction costs and placement agents fees		$ 9.0
AMHC [Member]
Reverse Recapitalization (Details) [Line Items]
Common stock price per share (in Dollars per share)		$ 10
Sponsor [Member]
Reverse Recapitalization (Details) [Line Items]
Business combination description		(i) the Sponsor forfeited 200,000 shares of AMHC’s Class B common stock, (ii) each share of AMHC’s Class B common stock outstanding was converted into one share of AMHC’s Class A common stock, and (iii) following such conversion, an aggregate of 13,037,901 shares of AMHC’s Class A common stock (inclusive of 10,000,000 shares of AMHC’s Class A common stock that were issued to the PIPE Investors) were converted into an equivalent number of shares of the Company’s voting common stock. In accordance with the Sponsor Support Agreement, 1,050,000 shares received by the Sponsor were placed in escrow and will be released upon meeting triggering events as defined in the agreement and as described in Note 8 below.
Class A Common stock [Member]
Reverse Recapitalization (Details) [Line Items]
Common stock exercised (in Shares)		9,262,099
Aggregate payments		$ 92.7
Class A Common stock [Member] | AMHC [Member]
Reverse Recapitalization (Details) [Line Items]
Cash at price (in Dollars per share)		$ 10.01
Series A-2 Redeemable Convertible Preferred Stock [Member]
Reverse Recapitalization (Details) [Line Items]
Convertible preferred stock shares (in Shares)		2,200,000